Revenue	6 Months Ended
Sep. 30, 2018
Revenue from Contracts with Customers [Abstract]
Revenue
Revenue
IFRS 15 ‘Revenue from Contracts with Customers’ is effective for periods from 1 April 2018. As explained further in note 17, the standard has been applied prospectively and therefore the analysis below is only provided for the current period. The impact of adoption on the opening balance sheet and reserves is not material, with the main change being in relation to customer connection income.

Under IFRS 15, revenue is recorded as or when the Group satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service.

The transfer of control of our distribution or transmission services coincides with the use of our network, as electricity and gas pass through our network and reach our customers. The Group principally satisfies its performance obligations over time and the amount of revenue recorded corresponds to the amounts billed and accrued for volumes of gas and electricity delivered/transferred to/from our customers. The revenue recognition policies for the non-regulated businesses are not impacted by the adoption of IFRS 15.

Note 17 includes the quantification of the impact for the half year if revenue were still to have been accounted for under IAS 18.

Revenue for the six months ended 30 September 2018	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NG Ventures and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,559	322	315	152	2,348
Distribution	—	—	3,478	—	3,478
Other[1]	—	—	—	138	138

Total IFRS 15 revenue	1,559	322	3,793	290	5,964
Other revenue[2]
Generation	—	—	183	—	183
Other	3	25	77	95	200

Total other revenue	3	25	260	95	383

Total revenue from continuing operations	1,562	347	4,053	385	6,347

Geographic split of revenue for the six months ended 30 September 2018	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NG Ventures and Other £m	Total £m
Revenue under IFRS 15
UK	1,559	322	—	290	2,171
US	—	—	3,793	—	3,793

Total IFRS 15 revenue	1,559	322	3,793	290	5,964
Other revenue
UK	3	25	—	73	101
US2	—	—	260	22	282

Total other revenue	3	25	260	95	383

Total revenue from continuing operations	1,562	347	4,053	385	6,347

1.	Other IFRS 15 revenue relates to revenue generated from metering businesses.

2.	Other revenue principally consists of income relating to US generation contracts where we act as lessor under the leasing standard (IAS 17).